INCOME TAXES (Details Narrative) - USD ($)		12 Months Ended
	Feb. 05, 2016	Sep. 30, 2021	Sep. 30, 2020
Operating Loss Carryforwards [Line Items]
Pretax income to reported income tax expense		$ 0
Net operating loss carry forward		32,900,000
Net operating loss	$ 525,000	$ (3,295,335)	$ (6,925,740)
Income tax reconciliation description		the Tax Cuts and Jobs Act (“Tax Act”) was signed into law in the U.S. The Tax Act has resulted in significant changes to the U.S. corporate income tax system. These changes include a federal statutory rate reduction from 35% to 21%, the elimination or reduction of certain domestic deductions and credits, and limitations on the deductibility of interest expense and executive compensation. These changes were effective beginning in 2018
Next Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward		$ 3,700,000
Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forward		$ 29,200,000